UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21117

 A&Q Alternative Fixed-Income Strategy Fund LLC (formerly known as, O’Connor Fund of

Funds: Alternative Fixed Income Strategies LLC)

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                     Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                                                  Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Alternative Fixed-Income Strategies Fund LLC

(formerly O’Connor Fund of Funds: Alternative Fixed-Income Strategies LLC)

Schedule of Portfolio Investments

(Unaudited)

March 31, 2014

Investment Fund	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date			Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Fund II, L.P.	$11,000,000	$12,359,996	$—	$—	$12,359,996	8.54	6/1/2013	Annual	5/31/2014			$	(b)
Axonic Credit Opportunities Fund, L.P.	7,022,952	10,049,475	—	10,049,475	—	6.94	2/1/2012	Quarterly	3/31/2014				$10,049,475
BHR Master Fund, Ltd.	2,000,000	2,158,702	—	2,158,702	—	1.49	3/1/2012	Quarterly	3/31/2014				$2,158,702
Brevan Howard Credit Catalysts Fund, L.P.	7,610,075	11,371,016	—	—	11,371,016	7.86	6/1/2010	Monthly	3/31/2014	(c	)		$947,584
Credit Suisse Securitized Products Fund L.P.	10,000,000	12,698,968	—	—	12,698,968	8.77	10/1/2012	Quarterly	3/31/2014	(d	)		$3,174,742
GCA Credit Opportunity Fund, L.L.C.	8,913,246	10,478,424	—	10,478,424	—	7.24	2/1/2011	Quarterly	3/31/2014				$10,478,424
Hildene Opportunities Fund, L.P.	3,018,191	6,458,713	—	6,458,713	—	4.46	4/1/2012	Monthly	3/31/2014				$6,458,713
Knighthead Domestic Fund, L.P.	2,687,353	6,114,252	—	—	6,114,252	4.22	6/1/2008	Quarterly	3/31/2014	(e	)		$764,282
Monarch Debt Recovery Fund, L.P.	1,756,934	6,649,007	—	—	6,649,007	4.59	10/1/2002	Anniversary	12/31/2014				$6,649,007
Redwood Domestic Fund L.P. (Special Investment)	57,343	150,087	—	—	150,087	0.10	10/1/2008	N/A	N/A	(f	)		N/A
Redwood Domestic Fund, L.P. (Basic Capital)	5,644,169	13,434,220	—	—	13,434,220	9.28	10/1/2008	Every 24 months	9/30/2014				$13,434,220
Warwick European Distressed & Special Situations Credit Fund LP (Class A)	651,276	755,098	—	755,098	—	0.52	8/1/2010	Quarterly	3/31/2014				$755,098
Warwick European Distressed & Special Situations Credit Fund LP (Class B)	8,282,039	9,146,049	—	—	9,146,049	6.32	8/1/2010	Quarterly	3/31/2014	(g	)		$9,146,049
Warwick European Distressed & Special Situations Credit Fund LP (Syndicate Rebate Class)	47,237	53,266	—	—	53,266	0.04	8/1/2010	Quarterly	3/31/2014	(h	)		$53,266

Credit/Income Subtotal	$68,690,815	$101,877,273	$—	$29,900,412	$71,976,861	70.37%

Other
Canyon Value Realization Fund, L.P., Class A D1-R	281,255	563,697	—	—	563,697	0.39	8/1/2002	N/A	N/A	(f	)		N/A
Cyrus Opportunities Fund II, L.P. (LEH)	1,066	10,099	—	—	10,099	0.01	8/1/2002	N/A	N/A	(i	)		N/A
Cyrus Opportunities Fund II, L.P. (Special Investment)	456,428	347,100	—	—	347,100	0.24	8/1/2002	N/A	N/A	(f	)		N/A
European Special Opportunities Fund II, Ltd., Class B	3,535,210	2,977,703	—	—	2,977,703	2.06	2/1/2008	N/A	N/A	(i	)		N/A
Harbinger Capital Partners Fund I, L.P., Class L	64,457	233,706	—	—	233,706	0.16	8/1/2006	N/A	N/A	(f	)		N/A
Harbinger Capital Partners Special Situations Fund, L.P.	3,231,772	1,824,576	—	—	1,824,576	1.26	8/1/2006	N/A	N/A	(i	)		N/A
Harbinger Class PE Holdings (US) Trust	3,429,521	1,300,198	—	—	1,300,198	0.90	8/1/2002	N/A	N/A	(f	)		N/A
Highland Credit Strategies Fund, Ltd.	1,025,286	3,788,754	—	—	3,788,754	2.62	4/1/2006	N/A	N/A	(i	)		N/A
Indus Structured Finance Fund, L.P., Class A	3,755,547	2,003,576	—	—	2,003,576	1.38	5/1/2007	N/A	N/A	(i	)		N/A
Marathon Special Opportunity Fund, L.P.	1,876,079	1,931,051	—	—	1,931,051	1.33	10/1/2002	N/A	N/A	(f	)		N/A
Marathon Structured Finance Fund, L.P.	1,117,034	1,539,647	—	—	1,539,647	1.06	11/1/2004	N/A	N/A	(f	)		N/A
Marathon Structured Finance Liquidating Fund, L.P.	50,583	85,742	—	—	85,742	0.06	11/1/2004	N/A	N/A	(i	)		N/A

Other Subtotal	$18,824,238	$16,605,849	$—	$—	$16,605,849	11.47%

Relative Value
BlackRock Fixed Income Global Alpha Onshore Fund, LLC	6,000,000	6,062,880	—	6,062,880	—	4.19	3/1/2014	Monthly	3/31/2014				$6,062,880

Providence MBS Fund, L.P.	8,917,435	9,143,465	—	9,143,465	—	6.31	2/1/2012	Quarterly	3/31/2014				$9,143,465

Relative Value Subtotal	$14,917,435	$15,206,345	$—	$15,206,345	$—	10.50%

A&Q Alternative Fixed-Income Strategies Fund LLC

(formerly O’Connor Fund of Funds: Alternative Fixed-Income Strategies LLC)

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2014

Investment Fund	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Trading
Fortress Asia Macro Fund, L.P.	7,000,000	6,957,699	—	6,957,699	—	4.81	2/1/2014	Quarterly	3/31/2014	$6,957,699
Western Asset Macro Opportunities Direct Feeder Fund, LLC	6,023,392	6,167,669	—	6,167,669	—	4.26	3/1/2014	Daily	3/31/2014	$6,167,669

Trading Subtotal	$13,023,392	$13,125,368	$—	$13,125,368	$—	9.07%

Total	$115,455,880	$146,814,835	$—	$58,232,125	$88,582,710	101.41%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)

Generally, the contract/position is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle.

(c)	The Investment Fund is subject to an investor level gate of 8.33%, with a quarterly limit of 25% without paying a fee.
(d)	The Investment Fund is subject to an investor level gate which allows for the Fund to receive 25% of its investment every quarter for 1 year following the 1 year lock-up period.
(e)	The Investment Fund is subject to an investor level gate of 12.5%.
(f)	All of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(g)	The Investment Fund is subject to an investor level gate of 20%. A full redemption from the Investment Fund has been submitted and is expected to be fully redeemed at June 30, 2014.
(h)	The Investment Fund is subject to an investor level gate of 25%. A full redemption from the Investment Fund has been submitted and is expected to be fully redeemed at June 30, 2014.
(i)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of March 31, 2014 is $15,065,154 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measuremement date. Further liquidity information is contained in the Schedule of Investments. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

A&Q Alternative Fixed-Income Strategies Fund LLC

(formerly O’Connor Fund of Funds: Alternative Fixed-Income Strategies LLC)

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2014

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2013	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014
Credit/Income	$66,370,548	$960,914	$1,328,928	$5,000,000	$(1,683,529)	$–	$–	$71,976,861
Other	17,643,412	214,622	(572,691)	–	(679,494)	–	–	16,605,849
Total	$84,013,960	$1,175,536	$756,237	$5,000,000	$(2,363,023)	$–	$–	$88,582,710

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2014 is $789,665.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the credit/income strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. The Investment Funds in the credit/income strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **	Percentage with side pockets ***
Credit/Income	60 – 180 days	39%	0.15%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 4 - 12 redemption periods.

***  Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Alternative Fixed-Income Strategies Fund LLC

(formerly O’Connor Fund of Funds: Alternative Fixed-Income Strategies LLC)

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2014

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds in the other strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage with side pockets or in liquidation *
Other	N/A	N/A	100%
*	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. The Investment Funds in the relative value strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Relative Value	10 – 30 days	N/A
* The Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

A&Q Alternative Fixed-Income Strategies Fund LLC

(formerly O’Connor Fund of Funds: Alternative Fixed-Income Strategies LLC)

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2014

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Funds in the trading strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Trading	3 – 30 days	N/A
* These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2014.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the December 31, 2013 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    A&Q Alternative Fixed-Income Strategies LLC (formerly known as, O’Connor

Fund of Funds: Alternative Fixed Income Strategies LLC)

By (Signature and Title)*         /s/ William Ferri

                                                   William Ferri, Principal Executive Officer

Date             5/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ William Ferri

                                                   William Ferri, Principal Executive Officer

Date             5/28/2014

By (Signature and Title)*         /s/ Dylan Germishuys

                                                   Dylan Germishuys, Principal Accounting Officer

Date             5/28/2014

* Print the name and title of each signing officer under his or her signature.